Other operational gain	12 Months Ended
Dec. 31, 2019
Component of Operating Income [Abstract]
Other operational gain

11.       Other operational gain:

For the year ended December 31, 2017, other operational gain of $2,918 was recognized mainly consisting of an amount of $2,139, resulting from a cash settlement of a commercial dispute and gain from hull and machinery insurance claims. For the year ended December 31, 2019, other operational gain of $2,423, was recognized, mainly consisting of gain from hull and machinery insurance claims.